Consolidated Statements of Other Comprehensive Income (Loss) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income (loss)	R$ 420,277	R$ 529,039	R$ (126,314)
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Changes in fair value of cash flow hedges, net of tax	(106,132)	22,593	58,984
Total comprehensive income (loss)	R$ 314,145	R$ 551,632	R$ (67,330)